Convertible Notes - Schedule of Continuity of the Host Liability and Embedded Derivative Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Continuity of the Host Liability and Embedded Derivative Liability [Line Items]
Balance at ending	$ 63,048	$ 50,768
Balance at beginning	50,768
Current liability	123,980	76,562
Convertible instruments
Schedule of Continuity of the Host Liability and Embedded Derivative Liability [Line Items]
Issuance		150,000
Allocated transaction costs		(4,935)
Interest accretion	14,093	4,708
Interest payment	(7,521)
Changes on fair value valuation	174,900	9,908
Reclassify to equity	(223,928)
Balance at ending	117,225	159,681
Balance at beginning	159,681
Current liability	2,069
Non-current liability	115,156
Host liability [Member] | Convertible instruments
Schedule of Continuity of the Host Liability and Embedded Derivative Liability [Line Items]
Issuance		110,880
Allocated transaction costs		(4,935)
Interest accretion	14,093	4,708
Interest payment	(7,521)
Balance at ending	117,225	110,653
Balance at beginning	110,653
Current liability	2,069
Non-current liability	115,156
Derivative liability [Member]
Schedule of Continuity of the Host Liability and Embedded Derivative Liability [Line Items]
Balance at ending	1,700
Derivative liability [Member] | Convertible instruments
Schedule of Continuity of the Host Liability and Embedded Derivative Liability [Line Items]
Issuance		39,120
Changes on fair value valuation	174,900	9,908
Reclassify to equity	(223,928)
Balance at ending		$ 49,028
Balance at beginning	$ 49,028